Assets pledged and collateral	12 Months Ended
Dec. 31, 2019
Assets pledged and collateral
35 Assets pledged and collateral
Assets pledged
The Bank pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are parenthetically disclosed on the consolidated balance sheet.
Assets pledged
end of	2019	2018
CHF million
Total assets pledged or assigned as collateral	133,333	117,895
of which encumbered	69,681	58,672
Collateral
The Bank receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A significant portion of the collateral and securities received by the Bank was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.
Collateral
end of	2019	2018
CHF million
Fair value of collateral received with the right to sell or repledge	412,765	406,389
of which sold or repledged	185,935	193,267
Other information
end of	2019	2018
CHF million
Swiss National Bank required minimum liquidity reserves	2,059	2,042
Other cash and securities restricted under Swiss and foreign regulations for financial institutions	24,961	24,681
> Refer to “Note 36 – Assets pledged and collateral” in VI – Consolidated financial statements – Credit Suisse Group for further information.